Goodwill, Software and Other Intangible Assets	12 Months Ended
Oct. 31, 2019
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Goodwill, Software and Other Intangible Assets

Note 8	Goodwill, software and other intangible assets

Goodwill
The carrying amount of goodwill is reviewed for impairment annually as at August 1 and whenever there are events or changes in circumstances which indicate that the carrying amount may not be recoverable. Goodwill is allocated to CGUs for the purposes of impairment testing based on the lowest level for which identifiable cash inflows are largely independent of cash inflows from other assets or groups of assets. The goodwill impairment test is performed by comparing the recoverable amount of the CGU to which goodwill has been allocated with the carrying amount of the CGU including goodwill, with any deficiency recognized as impairment to goodwill. The recoverable amount of a CGU is defined as the higher of its estimated fair value less cost to sell and value in use.
We have three significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		CIBC FirstCaribbean	Canadian Wealth Management	U.S. Commercial Banking and Wealth Management		Other	Total
2019	Balance at beginning of year	$413	$884	$4,078		$189	$5,564
	Acquisitions	–	–	4		14	18
	Impairment	(135)	–	–		–	(135)
	Foreign currency translation adjustments	–	–	2		–	2
	Balance at end of year	$278	$884	$4,084		$203	$5,449
2018	Balance at beginning of year (1)	$405	$884	$3,952		$126	$5,367
	Acquisitions	–	–	29	(2)	62	91
	Impairment	–	–	–		–	–
	Foreign currency translation adjustments	8	–	97		1	106
	Balance at end of year	$413	$884	$4,078		$189	$5,564

(1)	Net of cumulative impairment charges for CIBC FirstCaribbean goodwill of $623 million, and nil for other CGUs.
(2)	Additional goodwill recognized from our acquisition of The PrivateBank. See Note 3 for additional details.
Impairment testing of goodwill and key assumptions
CIBC FirstCaribbean
CIBC acquired a controlling interest in CIBC FirstCaribbean in December 2006 and now holds 91.7% of its shares. CIBC FirstCaribbean is a major Caribbean bank offering a full range of financial services in corporate and investment banking, retail and business banking, and wealth management. CIBC FirstCaribbean, which has assets of approximately US$12 billion, operates in the Caribbean and is traded on the stock exchanges of Barbados and Trinidad. The results of CIBC FirstCaribbean are included in Corporate and Other.
In the fourth quarter of 2019
,
we performed our annual impairment test and determined that the estimated recoverable amount of the CIBC FirstCaribbean CGU was less than its carrying amount as a result of our assessment of the valuation implied by the expected sale of
CIBC’s controlling interest in CIBC FirstCaribbean. As a result, we recognized a goodwill impairment charge in other non-interest expense of $135 million. This charge is reflected in Corporate and Other. Estimation of the recoverable amount is an area of significant judgment. Reductions in the estimated recoverable amount could arise from various factors, including closing adjustments related to the planned sale of CIBC’s controlling interest in CIBC FirstCaribbean and other changes in market conditions.
See Note 3 for additional details on the expected sale of our controlling interest in CIBC FirstCaribbean.
Canadian Wealth Management
The recoverable amount of the Canadian Wealth Management CGU is based on a fair value less cost to sell calculation. The fair value is estimated using an earnings-based approach whereby the forecasted earnings are based on the Wealth Management internal plan which was approved by management and covers a three-year period. The calculation incorporates the forecasted earnings multiplied by an earnings multiple derived from observable price-to-earnings multiples of comparable wealth management institutions. The price-to-earnings multiples of those comparable wealth management institutions ranged from 8.0 to
10
.
9
 as at August 1, 2019 (August 1, 2018: 9.2 to 19.2).
We have determined that the estimated recoverable amount of the Wealth Management CGU was well in excess of its carrying amount as at August 1, 2019. As a result, no impairment charge was recognized during 2019.
If alternative reasonably possible changes in key assumptions were applied, the result of the impairment test would not differ.
U.S. Commercial Banking and Wealth Management
During 2017, we completed the acquisitions of The PrivateBank and Geneva Advisors. In addition, during 2019, we completed the acquisition of LGA. The goodwill arising from these acquisitions has been allocated to the U.S. Commercial Banking and Wealth Management CGU.
The recoverable amount of U.S. Commercial Banking and Wealth Management is based on a value in use calculation that is estimated using a five-year cash flow projection approved by management, and an estimate of the capital required to be maintained to support ongoing operations.
We have determined that for the impairment testing performed as at August 1, 2019, the estimated recoverable amount of the CIBC U.S. Commercial Banking and Wealth Management CGU was in excess of its carrying amount. As a result, no impairment charge was recognized during 2019.
A terminal growth rate of 3.5% as at August 1, 2019 (August 1, 2018: 3.5%) was applied to the years after the five-year forecast. All of the forecasted cash flows were discounted at an after-tax rate of 9.0% as at August 1, 2019 (10.2% pre-tax) which we believe to be a risk-adjusted discount rate appropriate to U.S. Commercial Banking and Wealth Management (we used an after-tax rate of 10.0% as at August 1, 2018). The determination of a discount rate and a terminal growth rate require the exercise of judgment. The discount rate was determined based on the following primary factors: (i) the risk-free rate; (ii) an equity risk premium; and (iii) beta adjustment to the equity risk premium based on a review of betas of comparable publicly traded financial institutions in the region. The terminal growth rate was based on management’s expectations of real growth and forecast inflation rates.
See Note 3 for additional details on our acquisitions of The PrivateBank, Geneva Advisors and LGA.

Other
The goodwill relating to the Other CGUs is comprised of amounts which individually are not considered to be significant. We have determined that for the impairment testing performed as at August 1, 2019, the estimated recoverable amount of these CGUs was in excess of their carrying amounts.
Allocation to strategic business units
Goodwill of $5,449 million (2018: $5,564 million) is allocated to the SBUs as follows: Canadian Commercial Banking and Wealth Management of $954 million (2018: $954 million), Corporate and Other of $327 million (2018: $462 million), U.S. Commercial Banking and Wealth Management of $4,084 million (2018: $4,078 million), Capital Markets of $77 million (2018: $63 million), and Canadian Personal and Small Business Banking of $7 million (2018: $7 million).
Software and other intangible assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2019	Balance at beginning of year	$116	$26	$142
	Foreign currency translation adjustments	–	–	–
	Balance at end of year	$116	$26	$142
2018	Balance at beginning of year	$116	$25	$141
	Foreign currency translation adjustments	–	1	1
	Balance at end of year	$116	$26	$142

(1)	Represents management contracts purchased as part of past acquisitions.
(2)	Acquired as part of the CIBC FirstCaribbean acquisition.
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based (3)	Customer relationships (4)	Total
2019	Gross carrying amount
	Balance at beginning of year	$2,986	$611	$34	$314	$3,945
	Acquisition through business combinations	–	–	3	9	12
	Additions	452	–	–	–	452
	Disposals (5)	(386)	–	–	–	(386)
	Adjustments (6)	–	–	1	(1)	–
	Balance at end of year	$3,052	$611	$38	$322	$4,023
2018	Balance at end of year	$2,986	$611	$34	$314	$3,945
2019	Accumulated amortization
	Balance at beginning of year	$1,685	$320	$6	$131	$2,142
	Amortization and impairment (5)	331	69	5	35	440
	Disposals (5)	(385)	–	–	–	(385)
	Adjustments (6)	–	–	–	(1)	(1)
	Balance at end of year	$1,631	$389	$11	$165	$2,196
2018	Balance at end of year	$1,685	$320	$6	$131	$2,142
	Net book value
	As at October 31, 2019	$1,421	$222	$27	$157	$1,827
	As at October 31, 2018	$1,301	$291	$28	$183	$1,803

(1)	Includes $515 million (2018: $467 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisitions of CIBC FirstCaribbean and The PrivateBank.
(3)	Represents a combination of management contracts purchased as part of past acquisitions including The PrivateBank and Geneva Advisors in 2017, as well as LGA and Cleary Gull in 2019.
(4)	Represents customer relationships associated with past acquisitions including The PrivateBank and Geneva Advisors in 2017, and LGA in 2019.
(5)	Includes write-offs of fully amortized assets.
(6)	Includes foreign currency translation adjustments.
Net additions and disposals of gross carrying amount during the year were: Canadian Personal and Small Business Banking net disposals of $12 million (2018: net additions of nil); Canadian Commercial Banking and Wealth Management net disposals of nil (2018: net disposals of nil); U.S. Commercial Banking and Wealth Management net additions of $10 million (2018: net additions of $12 million); Capital Markets net disposals of $1 million (2018: net additions of nil); and Corporate and Other net additions of $81 million (2018: net additions of $351 million).